Legal Contingencies - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Litigation charges	€ 3.2
Percentage of damages related to claims for patent infringement	3.00%